Securities (Tables)	12 Months Ended
Dec. 31, 2014
Securities Tables
Schedule of carrying value and estimated fair value of securities

Investment securities have been classified according to management’s intent. The carrying value and estimated fair value of securities are as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$31,221	$58	$(57)	$31,222
Municipal notes	22,894	369	(129)	23,134
Corporate securities	1,549	12	—	1,561
Mortgage-backed securities	63,648	515	(117)	64,046
Equity securities	3	2	—	5
Total	$119,315	$956	$(303)	$119,968

Securities Held to Maturity
Municipal notes	$790	$118	$—	$908

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Securities Available for Sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$7,111	$36	$(105)	$7,042
Municipal notes	13,694	216	(301)	13,609
Corporate securities	1,085	12	—	1,097
Mortgage-backed securities	28,708	279	(384)	28,603
Equity securities	3	4	—	7
Total	$50,601	$547	$(790)	$50,358
Securities Held to Maturity
Municipal notes	$2,255	$145	$—	$2,400

Schedule of amortized cost and market value of securities by maturity

	December 31, 2014
	Amortized Cost	Market Value
Available For Sale:
Due in one year or less	$5,069	$5,092
Due after one year through five years	38,827	38,843
Due in five year through ten years	10,478	10,562
Due after ten years	1,290	1,420
Subtotal	55,664	55,917
Equity securities	3	5
Mortgage-backed securities	63,648	64,046
Total	$119,315	$119,968
Held To Maturity
Due in one year or less	$45	$45
Due after one year through five years	200	218
Due in five year through ten years	315	365
Due after ten years	230	280

Total	$790	$908

Summary of Temporily Impaired Investments Impaired

There are temporary reasons why securities may be valued at less than amortized cost. Temporary reasons are that the current levels of interest rates as compared to the coupons on the securities held by the Company are higher and impairment is not due to credit deterioration. The Company has the intent and the ability to hold these securities until their value recovers, which may be until maturity.

	December 31, 2014				December 31, 2013
		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses		Gross Unrealized Losses
	Fair Value	Less than 12 months	Fair Value	12 months or longer	Fair Value	Less than 12 months	Fair Value	12 months or longer
Available For Sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$13,672	$(28)	$971	$(29)	$—	$—	$894	$(105)
Corporate and other securities
Municipal notes	9,506	(54)	4,039	(75)	7,902	(243)	1,668	(58)
Mortgage-backed securities	9,923	(31)	4,666	(86)	14,471	(334)	2,052	(50)
Equity securities	—	—	—	—	—	—	—	—
Total Securities available for sale	$33,101	$(113)	$9,676	$(190)	$22,373	$(577)	$4,614	$(213)
Held to Maturity:
Municipal notes	—	—	—	—	—	—	—	—
Total Securities held to maturity	$—	$—	$—	$—	$—	$—	$—	$—